RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director; Shareholder of the Group
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Huamai (Guangzhou) Hotel Management Co., Ltd. (“Huamai”)	Hotel management company	Equity method investee of the Group
AZURE Hospitality Fund I Limited Partnership (“Azure”)	Fund	Equity method investee of the Group

(a) Related party balances

Amounts due from related parties consist of the following:

	As of
	December 31,	June 30,
	2024	2025
Trip.com	284	246
Lianquan	49	46
Huamai	26	27
Zhuchuang	14	14
Cjia Group	15	14
Others	24	23
Allowance for expected credit losses	(64)	(64)
Total	348	306

Amounts due to related parties consist of the following:

	As of
	December 31,	June 30,
	2024	2025
Trip.com	41	52
Cjia Group	14	15
Others	19	19
Total	74	86

(b) Related party transactions

During the six months ended June 30, 2024 and June 30, 2025, significant related party transactions were as follows:

	Six Months Ended June 30,
	2024	2025
Commission expenses to Trip.com	150	148
Lease expenses to Trip.com	10	10
Lease expenses to Cjia Group	18	18
Goods sold and service provided to Cjia Group	11	15
Service fee from Trip.com	68	61
Service fee from Azure	11	10
Sublease income from Lianquan	6	—
Sublease income from Cjia Group	3	3